Related Party Transactions Related Party (Details) $ in Thousands	9 Months Ended
	Sep. 30, 2019 USD ($)	Sep. 30, 2018 USD ($)	Dec. 31, 2018 USD ($)	Oct. 12, 2018
Related Party Transaction [Line Items]
Document Period End Date	Sep. 30, 2019
Equity Method Investment, Ownership Percentage				10.90%
Vessels time charter-in	6
Revenue from Related Parties	$ 162,870	$ 177,331
Vessel revenue-related party	162,870	177,331
Voyage expense- related party	145	0
Vessel operating costs-related party	9,989	11,633
General and administrative expenses-related party	6,608	6,094
Gain (Loss) on Investments	70,227
Loss / write-down on assets held for sale-related party	404	$ 0
Due from related parties	9,949		$ 7,338
Due to related parties	323		481
Due from Other Related Parties, Noncurrent	14,606		15,348
Equity Method Investments	$ 160,865		92,281
Kamsarmax pool [Member]
Related Party Transaction [Line Items]
Concentration Risk, Customer	0.37	0.36
Revenue from Related Parties	$ 61,038	$ 64,553
Vessel revenue-related party	61,038	$ 64,553
Due from related parties	4,941		4,017
Due from Other Related Parties, Noncurrent	$ 4,767		4,806
Ultramax pool [Member]
Related Party Transaction [Line Items]
Concentration Risk, Customer	.62	0.64
Revenue from Related Parties	$ 101,832	$ 112,778
Vessel revenue-related party	101,832	112,778
Due from related parties	5,008		3,321
Due from Other Related Parties, Noncurrent	$ 9,839		10,542
Sumec Vessels [Member]
Related Party Transaction [Line Items]
Vessels time charter-in	5
Scorpio commercial management (SCM)
Related Party Transaction [Line Items]
Voyage expense- related party	$ 145	0
General and administrative expenses-related party	29	34
Loss / write-down on assets held for sale-related party	(200)	0
Due to related parties	152		8
Scorpio Ship Management SSM
Related Party Transaction [Line Items]
Vessel operating costs-related party	9,787	9,857
General and administrative expenses-related party	115	48
Loss / write-down on assets held for sale-related party	(204)	0
Due to related parties	159		116
Port Agent [Member]
Related Party Transaction [Line Items]
Vessel operating costs-related party	202	55
Due to related parties	12		0
Insurance brokerage [Member]
Related Party Transaction [Line Items]
Vessel operating costs-related party	0	1,721
Scorpio Services Holding Limited
Related Party Transaction [Line Items]
General and administrative expenses-related party	5,001	5,024
Due to related parties	0		357
Scorpio Tankers [Member]
Related Party Transaction [Line Items]
Equity Method Investment, Ownership Percentage				10.90%
Gain (Loss) on Investments	70,205	$ 0
Equity Method Investments	$ 160,865		$ 92,281
Minimum [Member] | Sumec Vessels [Member]
Related Party Transaction [Line Items]
Bareboat charter agreement time period	24 months
Maximum [Member] | Sumec Vessels [Member]
Related Party Transaction [Line Items]
Bareboat charter agreement time period	27 months